Income taxes (Schedule of Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of the period	¥ 555,965	¥ 230,577	¥ 194,223
Provision	129,575	436,262	75,581
Current period reversal	(227,107)	(110,874)	(39,227)
Balance at the end of the period	¥ 458,433	¥ 555,965	¥ 230,577